RESTRUCTURING AND OTHER EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Restructuring reserve activity
Accrual, beginning balance			$ 110,516
Restructuring charges (credits)		$ 44,656	141,078	$ 141,818
Payments and other			(96,738)
Accrual, ending balance	$ 154,856		154,856		$ 110,516
Transaction costs	1,367	$ 3,177	1,687	$ 13,285	13,845
2016 Restructuring Plan
Restructuring reserve activity
Accrual, beginning balance			110,516
Restructuring charges (credits)					226,577
Payments and other					(116,061)
Accrual, ending balance					110,516
Prior to 2016 Restructuring Plan
Restructuring reserve activity
Restructuring charges (credits)					(27)
Severance and Other Employee Related Costs
Restructuring reserve activity
Accrual, beginning balance			102,119
Restructuring charges (credits)			140,071
Payments and other			(92,905)
Accrual, ending balance	$ 149,285		149,285		102,119
Severance and Other Employee Related Costs | 2016 Restructuring Plan
Restructuring reserve activity
Accrual, beginning balance			102,119
Restructuring charges (credits)					215,420
Payments and other					(113,301)
Accrual, ending balance					102,119
Facility Realignment and Other Costs | 2016 Restructuring Plan
Restructuring reserve activity
Accrual, beginning balance			$ 8,397
Restructuring charges (credits)					11,157
Payments and other					(2,760)
Accrual, ending balance					$ 8,397